Other Non-current Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Non-current Assets
26	OTHER NON-CURRENT ASSETS

	2018	2017
	RMB million	RMB million
Deposits relating to aircraft held under operating leases	177	217
Deferred pilot recruitment costs	1,536	1,288
Rebate receivables on aircraft acquisitions	55	65
Prepayment for acquisition of property, plant and equipment	854	681
Others	748	676

	3,370	2,927